Fair value (Tables)	6 Months Ended
Jun. 30, 2013
Fair value [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
Fair value at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets:
Total	$--	$--	$--	$--

Liabilities:
Fair value of equity instrument	$32,711	$32,711
Total	$32,711	$32,711	$--	$--

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets:
Total	$--	$--	$--	$--

Liabilities:
Fair value of equity instrument	$29,985	$29,985
Convertible debt, net of beneficial conversion feature	5,989	5,989
Total	$35,974	$35,974	$--	$--